Administrative Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Administrative Expenses [Abstract]
Personnel expenses	$ 778	$ 628	$ 1,040
Audit fees	103	101	111
Travelling expenses	5	3	4
Consulting fees	76	54	28
Communication	9	11	19
Stationery	2	2	2
Greek authorities tax (note 20)	118	116	264
Other	265	309	626
Total	$ 1,356	$ 1,224	$ 2,094